EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	31,425,000	29,069,000
Unvested (in shares)	12,668,000	14,725,000
Number of share options outstanding in share-based payment arrangement	44,093,000	43,794,000
US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	2 years 1 month 6 days	2 months 12 days
C$11.77 | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	8,376,000	629,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	8,376,000	629,000
US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	4 years
Range two | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	16,569,000	10,238,000
Unvested (in shares)	1,094,000	0
Number of share options outstanding in share-based payment arrangement	17,663,000	10,238,000
US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	6 years 2 months 12 days	5 years
Range three | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	4,381,000	14,473,000
Unvested (in shares)	2,700,000	3,856,000
Number of share options outstanding in share-based payment arrangement	7,081,000	18,329,000
US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	8 years 2 months 12 days	7 years 2 months 12 days
Exercise Price Range Four [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	2,099,000	3,083,000
Unvested (in shares)	8,874,000	4,173,000
Number of share options outstanding in share-based payment arrangement	10,973,000	7,256,000
Exercise Price Range Five [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)		646,000
Unvested (in shares)		6,696,000
Number of share options outstanding in share-based payment arrangement		7,342,000
US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options		2 years 9 months 18 days
US$45.21 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 35.56
Weighted average remaining contractual life of outstanding share options		8 years 8 months 12 days
Bottom of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 13.77	$ 8.43
Bottom of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	18.43
Bottom of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	24.15	18.43
Bottom of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	35.56	24.15
Bottom of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		13.77
Top of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	16.70	12.57
Top of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	22.05
Top of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	31.64	22.05
Top of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 46.62	31.64
Top of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 16.70